Asset Quality - Schedule of Financial Effects of Modifications to Borrowers Experiencing Financial Difficulty (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total commercial loans | Commercial and Industrial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Weighted-average Interest Rate Change	(0.87%)	(4.12%)	(5.69%)
Weighted-average Term Extension (in years)	1 year 2 months 26 days	1 year 9 months	7 months 2 days
Total commercial loans | Real estate — commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Weighted-average Interest Rate Change	0.00%	(1.49%)	0.00%
Weighted-average Term Extension (in years)	11 months 15 days	7 months 28 days	1 year 4 months 13 days
Total commercial loans | Real estate — construction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Weighted-average Interest Rate Change	0.00%	0.00%
Weighted-average Term Extension (in years)	6 months	2 years 10 months 13 days
Total consumer loans | Real estate — residential mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Weighted-average Interest Rate Change	(1.86%)	(1.81%)	(1.97%)
Weighted-average Term Extension (in years)	5 years 10 months 6 days	6 years 1 month 24 days	7 years 6 months 29 days
Total consumer loans | Home equity loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Weighted-average Interest Rate Change	(2.97%)	(4.03%)	(4.02%)
Weighted-average Term Extension (in years)	7 years 6 months 18 days	6 years 6 months 10 days	6 years 10 months 13 days
Total consumer loans | Other consumer loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Weighted-average Interest Rate Change	(3.65%)	(4.06%)	(3.62%)
Weighted-average Term Extension (in years)	1 year 2 months 12 days	9 months 7 days	1 year 3 days
Total consumer loans | Credit cards
Financing Receivable, Troubled Debt Restructuring [Line Items]
Weighted-average Interest Rate Change	(8.27%)	(16.26%)	(14.90%)
Weighted-average Term Extension (in years)	1 year	1 year	1 year